COSTS AND EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2018
Material income and expense [abstract]
COSTS AND EXPENSES BY NATURE

NOTE 27 - COSTS AND EXPENSES BY NATURE

(a)	Costs and operating expenses

The main operating costs and administrative expenses are detailed below:

	For the year ended
	December 31,
	2018	2017	2016
	ThUS$	ThUS$	ThUS$

Aircraft fuel	2,983,028	2,318,816	2,056,643
Other rentals and landing fees	1,217,647	1,172,129	1,077,407
Aircraft rentals	538,347	579,551	568,979
Aircraft maintenance	382,242	430,825	366,153
Comissions	222,506	252,474	269,296
Passenger services	280,279	288,662	286,621
Other operating expenses	1,237,430	1,381,546	1,424,595
Total	6,861,479	6,424,003	6,049,694

(b)	Depreciation and amortization

Depreciation and amortization are detailed below:

	For the year ended
	December 31,
	2018	2017	2016
	ThUS$	ThUS$	ThUS$

Depreciation (*)	916,050	943,215	910,071
Amortization	65,596	58,410	50,257
Total	981,646	1,001,625	960,328

(*) Include the depreciation of Property, plant and equipment and the maintenance cost of aircraft held under operating leases. The amount of maintenance cost included within the depreciation line item at December 31, 2018 is ThUS$ 366,393, ThUS$ 359,940 and ThUS$ 345,651 for the same period of 2017 and 2016 respectavely.

(c)	Personnel expenses

The costs for personnel expenses are disclosed in Note 23 liability for employee benefits.

(d)	Financial costs

The detail of financial costs is as follows:

	For the year ended
	December 31,
	2018	2017	2016
	ThUS$	ThUS$	ThUS$

Bank loan interest	283,786	347,551	352,405
Financial leases	62,202	37,522	32,573
Other financial instruments	10,281	8,213	31,358
Total	356,269	393,286	416,336

Costs and expenses by nature presented in this note plus the Employee expenses disclosed in Note 23, are equivalent to the sum of cost of sales, distribution costs, administrative expenses, other expenses and financing costs presented in the consolidated statement of income by function.